Retirement Benefits - Movements in Defined Benefit Obligation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	¥ 30,658	¥ 32,099	¥ 37,775
Interest cost	2,843	1,415	1,254
Past service cost	7,175	(28,023)
At end of period	17,928
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	1,147,057	1,188,097
Current service cost	30,658	32,099
Interest cost	7,077	6,352
Actuarial losses (gains)—demographic assumptions	(689)	1,510
Actuarial losses (gains)—financial assumptions	(30,384)	(6,348)
Actuarial losses (gains)—experience	10,780	2,630
Benefits paid	(42,272)	(41,933)
Lump-sum payments	(15,099)	(12,463)
Past service cost	7,175	(28,023)
Acquisition of subsidiaries and businesses	0	46
Others	1,827	5,090
At end of period	¥ 1,116,130	¥ 1,147,057	¥ 1,188,097